Income Tax - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated a tax loss carryforward	$ 8,776
Deferred income tax assets, net	588	$ 564	$ 954
Deferred income tax liabilities, net	$ 37,645	42,465	44,812
Indeterminate Maturity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which have not been recorded deferred tax asset		48
Subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which have not been recorded deferred tax asset		1,138	4,373
Subsidiaries [member] | 2017 onwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which have not been recorded deferred tax asset		$ 1,090
Subsidiaries [member] | Tax Losses Carryforward and Other Tax Credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which have not been recorded deferred tax asset			2,332
Subsidiaries [member] | Non Recoverable Taxable Temporary Differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which have not been recorded deferred tax asset			$ 2,041
Argentina [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards expire	Expire within 5 years.
Unused tax losses for which have not been recorded deferred tax asset	$ 6,484